Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Investment securities disclosures
Available-for-sale Securities, Debt Securities	SFr 739	SFr 809	SFr 1,005
Total investment securities	739	SFr 809	1,005
Bank
Investment securities disclosures
Available-for-sale Securities, Debt Securities	737		1,003
Total investment securities	SFr 737		SFr 1,003